Load [Member] Investment Objectives and Goals - Taxable Municipal Bond Series	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Taxable Municipal Bond Series
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	The Fund seeks to provide a high and stable level of taxable income derived from taxable municipal bonds without incurring undue risk to principal.